Consolidated Statements of Changes in Equity - USD ($)		Ordinary Share	Additional Paid in Capital	Statutory Reserves	Retained Earnings (accumulated deficit)	Accumulated Other Comprehensive Loss	Noncontrolling interests	Total
Balance at Jul. 31, 2018		$ 7,000	$ 748,139	$ 278,836	$ 1,038,889	$ (58,073)		$ 2,014,791
Balance (in Shares) at Jul. 31, 2018	[1]	7,000,000
Proceeds from initial public offering		$ 414	8,774,415					8,774,829
Proceeds from initial public offering (in Shares)	[1]	414,935
Appropriation to statutory reserve				77,076	(77,076)
Net income (loss)					429,227			429,227
Foreign currency translation adjustment						(17,642)		(17,642)
Balance at Jul. 31, 2019		$ 7,414	9,522,554	355,912	1,391,040	(75,715)		11,201,205
Balance (in Shares) at Jul. 31, 2019	[1]	7,414,935
Acquisition of 51.2% equity interest in LGC		$ 1,988	21,070,816				19,664,326	40,737,130
Acquisition of 51.2% equity interest in LGC (in Shares)	[1]	1,988,000
Net income (loss)					(14,882,699)		(2,407,669)	(17,290,368)
Foreign currency translation adjustment						11,949	(42,174)	(30,225)
Balance at Jul. 31, 2020		$ 9,402	30,593,370	355,912	(13,491,659)	(63,766)	17,214,483	34,617,742
Balance (in Shares) at Jul. 31, 2020	[1]	9,402,935
Cancellation of ordinary shares in connection with disposal of LGC		$ (1,111)	(5,998,881)					(5,999,992)
Cancellation of ordinary shares in connection with disposal of LGC (in Shares)	[1]	(1,111,110)
Issuance of ordinary shares pursuant to registered direct offering		$ 870	2,790,087					2,790,957
Issuance of ordinary shares pursuant to registered direct offering (in Shares)	[1]	869,565
Issuance of warrants pursuant to registered direct offering			744,043					744,043
Injection from shareholders			3,300,000					3,300,000
Disposal of LGC						(105,257)	(16,516,711)	(16,621,968)
Disposal of Qianhai						136,991		136,991
Net income (loss)					(8,563,774)		(436,474)	(9,000,248)
Foreign currency translation adjustment						(143,188)	(140,489)	(283,677)
Balance at Jul. 31, 2021		$ 9,161	$ 31,428,619	$ 355,912	$ (22,055,433)	$ (175,220)	$ 120,809	$ 9,683,848
Balance (in Shares) at Jul. 31, 2021	[1]	9,161,390

[1]	Retrospectively restated due to five for one reverse stock split, see Note 14